Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 80,615	$ 71,570
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	13,309	13,167
Unfunded commitments	30,300
Total exposure	43,600
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3,500
Unfunded commitments	15,100
Total exposure	18,600
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,800
Unfunded commitments	7,600
Total exposure	9,400
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	7,700
Unfunded commitments	1,600
Total exposure	9,300
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	4,500
Total exposure	4,500
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	600
Total exposure	600
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	900
Total exposure	1,200
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,748	$ 1,420
Unfunded commitments	12,900
Total exposure	14,600
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	800
Unfunded commitments	4,000
Total exposure	4,800
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	4,000
Total exposure	4,700
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200
Unfunded commitments	4,100
Total exposure	4,300
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	800
Total exposure	$ 800